ATA Creativity Global ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	¥ 60,167,232	$ 8,474,377	¥ 54,980,199
Prepaid expenses and other current assets	8,042,169	1,132,716	4,430,285
Total assets	448,939,143	63,231,755	474,464,769
Accrued expenses and other payables	49,146,103	6,922,083	55,904,510
Total liabilities	335,965,436	47,319,741	330,950,579
Common shares	4,730,128	666,225	4,720,147
Treasury shares	(8,201,046)	(1,155,093)	(8,626,894)
Additional paid in capital	545,222,465	76,792,978	542,058,092
Accumulated other comprehensive loss	(37,004,507)	(5,211,976)	(37,003,085)
Accumulated deficit	(391,709,172)	(55,171,083)	(358,048,927)
Total shareholders' equity attributable to ATA Creativity Global	113,037,868	15,921,051	143,099,333
Total liabilities and shareholders' equity	448,939,143	63,231,755	474,464,769
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	1,068,177	150,450	1,098,896
Prepaid expenses and other current assets	4,272	602	4,252
Investments in subsidiaries	115,087,677	16,209,760	144,677,894
Total assets	116,160,126	16,360,812	145,781,042
Accrued expenses and other payables	3,122,258	439,761	2,681,709
Total liabilities	3,122,258	439,761	2,681,709
Common shares	4,730,128	666,225	4,720,147
Treasury shares	(8,201,046)	(1,155,093)	(8,626,894)
Additional paid in capital	545,222,465	76,792,978	542,058,092
Accumulated other comprehensive loss	(37,004,507)	(5,211,976)	(37,003,085)
Accumulated deficit	(391,709,172)	(55,171,083)	(358,048,927)
Total shareholders' equity attributable to ATA Creativity Global	113,037,868	15,921,051	143,099,333
Total liabilities and shareholders' equity	¥ 116,160,126	$ 16,360,812	¥ 145,781,042